Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equipment, net
Summary of property plant and equipment
	September 30,	December 31,
	2025	2024
Cost:
Equipment	$31,113	$9,366
Vehicles	706,903	120,155
	738,016	129,521
Less: accumulated depreciation	(73,898)	(18,147)
Equipment, net	$664,118	$111,374
	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Depreciation	$28,071	$472	$55,751	$1,406

	December 31,	December 31,
	2024	2023
Cost:
Equipment	$9,366	$9,365
Vehicle	120,155	-
	129,521	9,365
Less: accumulated depreciation	(18,147)	(2,066)
Equipment, net	$111,374	$7,299